Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue and other income

	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
(a) Revenue from contracts with customers
Sale of hardware – external parties	69,243	32,299	34,095
Sale of hardware – related parties	11,589	21,263	7,383
Sale of service and maintenance – external parties	4,989	2,594	5,489
Sale of service and maintenance – related parties	—	1	2

Total revenue	85,821	56,157	46,969

(b) Other income
Interest received	7	12	18
Government grants	18	1,757	1,412
Other income	36	171	3

Total other income	61	1,940	1,433